Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2012
Operating Segments [Member]
Financial Information By Segment

	Years Ended December 31,
	2012	2011	2010
Revenues:
Investment in ETP:
Revenues from external customers	$15,671	$6,761	$5,843
Intersegment revenues	31	38	—
	15,702	6,799	5,843
Investment in Regency:
Revenues from external customers	1,986	1,426	715
Intersegment revenues	14	8	1
	2,000	1,434	716

Adjustments and Eliminations:	(738)	(43)	(3)
Total revenues	$16,964	$8,190	$6,556
Costs of products sold:
Investment in ETP	$12,266	$4,175	$3,591
Investment in Regency	1,387	1,013	504
Adjustments and Eliminations	(565)	(19)	7
Total costs of products sold	$13,088	$5,169	$4,102
Depreciation and amortization:
Investment in ETP	656	405	317
Investment in Regency	252	169	76
Corporate and Other	14	12	13
Adjustments and Eliminations	(51)	—	—
Total depreciation and amortization	$871	$586	$406

	As of December 31,
	2012	2011	2010
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$142	$26	$12
Investment in Regency	105	120	54
Adjustments and Eliminations	(35)	(29)	(1)
Total equity in earnings of unconsolidated affiliates	$212	$117	$65

	Years Ended December 31,
	2012	2011	2010
Segment Adjusted EBITDA:
Investment in ETP	$2,744	$1,781	$1,541
Investment in Regency	525	422	218
Corporate and Other	(52)	(29)	(21)
Adjustments and Eliminations (1)	(112)	(43)	—
Total	3,105	2,131	1,738
Depreciation and amortization	(871)	(586)	(406)
Interest expense, net of interest capitalized	(1,018)	(740)	(625)
Bridge loan related fees	(62)	—	—
Gain on deconsolidation of Propane Business	1,057	—	—
Losses on non-hedged interest rate derivatives	(19)	(78)	(52)
Non-cash unit-based compensation expense	(47)	(42)	(31)
Unrealized gains (losses) on commodity risk management activities	10	7	(110)
Losses on extinguishments of debt	(123)	—	(16)
LIFO valuation reserve	(75)	—	—
Proportionate share of unconsolidated affiliates’ interest, depreciation, amortization, non-cash compensation expense, loss on extinguishment of debt and taxes	(435)	(114)	(71)
Adjusted EBITDA related to discontinued operations	(99)	(23)	(19)
Other, net	14	(7)	(49)
Income from continuing operations before income tax expense	$1,437	$548	$359

	As of December 31,
	2012	2011	2010
Total assets:
Investment in ETP	$43,230	$15,519	$12,450
Investment in Regency	8,123	5,568	4,770
Corporate and Other	707	470	469
Adjustments and Eliminations	(3,156)	(660)	(11)
Total	$48,904	$20,897	$17,678

	Years Ended December 31,
	2012	2011	2010
Additions to property, plant and equipment including acquisitions, net of contributions in aid of construction costs (accrual basis):
Investment in ETP (1)	$3,057	$2,922	$1,470
Investment in Regency (2)	560	411	2,068
Adjustments and Eliminations	(124)	—	—
Total	$3,493	$3,333	$3,538

Assets Segments [Member]
Financial Information By Segment

	As of December 31,
	2012	2011	2010
Total assets:
Investment in ETP	$43,230	$15,519	$12,450
Investment in Regency	8,123	5,568	4,770
Corporate and Other	707	470	469
Adjustments and Eliminations	(3,156)	(660)	(11)
Total	$48,904	$20,897	$17,678

Additions To Property Plant And Equipment Including Acquisitions Net Of Contributions In Aid Of Construction Costs Segments [Member]
Financial Information By Segment

	Years Ended December 31,
	2012	2011	2010
Additions to property, plant and equipment including acquisitions, net of contributions in aid of construction costs (accrual basis):
Investment in ETP (1)	$3,057	$2,922	$1,470
Investment in Regency (2)	560	411	2,068
Adjustments and Eliminations	(124)	—	—
Total	$3,493	$3,333	$3,538

(1) The year ended December 31, 2011 includes $1.42 billion acquired in the LDH Acquisition.
(2) The year ended December 31, 2010 includes $1.55 billion acquired in the Regency Transactions.

Advances To And Investments In Affiliates Segments [Member]
Financial Information By Segment

	As of December 31,
	2012	2011	2010
Advances to and investments in affiliates:
Investment in ETP	$3,502	$201	$9
Investment in Regency	2,214	1,925	1,351
Adjustments and Eliminations	(979)	(629)	—
Total	$4,737	$1,497	$1,360